Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,221,194.90

Principal:
Principal Collections	$17,784,762.58
Prepayments in Full	$11,473,068.88
Liquidation Proceeds	$462,073.77
Recoveries	$66,129.05
Sub Total	$29,786,034.28
Collections	$32,007,229.18

Purchase Amounts:
Purchase Amounts Related to Principal	$501,573.23
Purchase Amounts Related to Interest	$2,626.85
Sub Total	$504,200.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,511,429.26

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,511,429.26
Servicing Fee	$524,375.40	$524,375.40	$0.00	$0.00	$31,987,053.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,987,053.86
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$31,987,053.86
Interest - Class A-3 Notes	$158,759.89	$158,759.89	$0.00	$0.00	$31,828,293.97
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$31,539,821.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,539,821.47
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$31,462,187.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,462,187.47
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$31,404,275.47
Third Priority Principal Payment	$646,124.71	$646,124.71	$0.00	$0.00	$30,758,150.76
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$30,686,786.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,686,786.76
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$3,326,786.76
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,326,786.76
Residuel Released to Depositor	$0.00	$3,326,786.76	$0.00	$0.00	$0.00
Total		$32,511,429.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$646,124.71
Regular Principal Payment					$27,360,000.00
Total					$28,006,124.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,006,124.71	$71.48	$158,759.89	$0.41	$28,164,884.60	$71.89
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$28,006,124.71	$20.07	$654,142.39	$0.47	$28,660,267.10	$20.54

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$226,799,842.63	0.5788664	$198,793,717.92	0.5073857
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$578,979,842.63	0.4148966	$550,973,717.92	0.3948274

Pool Information
Weighted Average APR	4.183%	4.179%
Weighted Average Remaining Term	38.97	38.12
Number of Receivables Outstanding	38,024	37,046
Pool Balance	$629,250,481.98	$598,756,130.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$578,979,842.63	$550,973,717.92
Pool Factor	0.4222615	0.4017981

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$47,782,412.11
Targeted Overcollateralization Amount	$47,782,412.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,782,412.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		90	$272,873.49
(Recoveries)		82	$66,129.05
Net Losses for Current Collection Period			$206,744.44
Cumulative Net Losses Last Collection Period			$5,683,124.44
Cumulative Net Losses for all Collection Periods			$5,889,868.88

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.39%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.89%	595	$11,301,537.93
61-90 Days Delinquent	0.16%	48	$966,050.74
91-120 Days Delinquent	0.06%	16	$345,187.03
Over 120 Days Delinquent	0.15%	46	$871,842.90
Total Delinquent Receivables	2.25%	705	$13,484,618.60

Repossession Inventory:
Repossessed in the Current Collection Period		24	$393,515.46
Total Repossessed Inventory		34	$709,392.34

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5099%
Preceding Collection Period			0.2317%
Current Collection Period			0.4041%
Three Month Average			0.3819%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2773%
Preceding Collection Period			0.3287%
Current Collection Period			0.2969%
Three Month Average			0.3010%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer